PRINCIPAL ACCOUNTING POLICIES - Amounts and balances of the consolidated VIE included in Group's consolidated financial statements after elimination of intercompany balances and transactions (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity
Cash and cash equivalents	¥ 1,233,974		¥ 512,830	¥ 5,461,264	$ 178,909
Accounts receivable, net	313,502		352,324		45,454
Amount due from related parties	1,060,987		840,667		153,829
Prepayments and other current assets	606,502		479,017		87,935
Property and equipment, net	16,849		37,555		2,443
Intangible assets, net	1,665,320		332,317		241,449
Operating lease right-of-use assets	37,592		76,811		5,450
Other non-current assets	8,223		33,181		1,192
TOTAL ASSETS	9,045,799		5,280,580		1,311,519
Payable to riders and drivers	794,320		580,983		115,166
Amount due to related parties	147,003		71,760		21,313
Operating lease liabilities	24,460		35,759		3,546
Non-current operating lease liabilities	16,574		46,243		2,404
TOTAL LIABILITIES	2,046,079		1,491,951		$ 296,656
Net Revenues	9,367,595	$ 1,358,174	6,866,262	5,739,989
Net loss	(2,008,005)	(291,132)	(2,471,127)	(1,705,176)
Net cash provided by operating activities	(945,440)	(137,075)	(2,657,580)	(1,108,207)
Net cash used in investing activities	(1,026,393)	$ (148,812)	(686,663)	(229,757)
VIEs
Variable Interest Entity
Cash and cash equivalents	13,968		3,961
Accounts receivable, net	373		760
Amount due from related parties	2,688		476
Prepayments and other current assets	4,122		3,287
Property and equipment, net	84		245
Intangible assets, net	9,302		10,938
Operating lease right-of-use assets			791
Other non-current assets	92		93
TOTAL ASSETS	30,629		20,551
Payable to riders and drivers	304		404
Amount due to related parties	966		32
Accrued expenses and other current liabilities	15,559		12,542
Operating lease liabilities			192
Non-current operating lease liabilities			412
TOTAL LIABILITIES	16,829		13,582
Net Revenues	15,769		13,104	3,293
Net loss	(36,743)		(58,641)	(49,741)
Net cash provided by operating activities	¥ 10,007		4,308	535
Net cash used in investing activities			¥ (859)	¥ (59)
Percentage of consolidated net revenues contributed by VIE	0.20%	0.20%	0.20%	0.10%
Percentage of consolidated total assets accounted for by VIE	0.30%		0.40%		0.30%
Percentage of consolidated total liabilities accounted for by VIE	0.80%		0.90%		0.80%